Statements of Operations (USD $)	3 Months Ended			6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenue
Operating Expenses
General And Administrative Expenses	21,676	(25)	(25)	41,092	74,279	115,371
Total Operating Expenses	21,676	(25)	(25)	41,092	74,279	115,371
Net Loss	$ (21,676)	$ 25	$ 25	$ (41,092)	$ (74,279)	$ (115,371)
Basic And Diluted Loss Per Share	$ 0.00			$ 0.00	$ (0.01)
Basic And Diluted Weighted-average Common Shares Outstanding	59,538,345			59,232,839	13,113,032